Revision of Previously Issued Financial Statements (Details) - Schedule of previously presented financial information contained (Parentheticals) - Spartacus Acquisition Corp [Member] - $ / shares	Jun. 30, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, stock subject to possible redemption par value		$ 0.0001
Common stock, par value	$ 0.0001	0.0001
Revision Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, stock subject to possible redemption par value		0.0001
Common stock, par value	0.0001	0.0001
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, stock subject to possible redemption par value		0.0001
Common stock, par value	$ 0.0001	$ 0.0001